Income Tax - Net deferred tax assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax liability
Federal net operating loss		$ 19,227
Start-up costs	$ 319,359	70,399
Unrealized gains on investments in trust account	(72,168)	(2,695)
Total deferred tax asset	247,191	86,930
Valuation allowance	(319,359)	$ (86,930)
Deferred tax liability, net of allowance	$ (72,168)